FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Cash	$ 168,000	$ 24,765,000	$ 11,713,000
Liquidity Risk [Member]
Statement [Line Items]
Cash	11,686,000
Working Capital	$ 14,528,000
Price Risk [Member]
Statement [Line Items]
Asset And Liability Exposure, Description	based on outstanding accounts receivable that were subject to pricing adjustments, a 10% change in metals prices would have an impact on net earnings (loss) of approximately $84 (December 31, 2021 - $26).
Impact On Net Earning (loss)	$ 84,000	26,000
Price Risk [Member] | Long-term investments [Member]
Statement [Line Items]
Asset And Liability Exposure, Description	a 10% change in market prices would have an impact on net earnings (loss) of approximately $333 (December 31, 2021 - $330).
Impact On Net Earning (loss)	$ 333,000	330,000
Foreign Currency Risk [Member]
Statement [Line Items]
Asset And Liability Exposure, Description	A 10% change in the interest rate would not a result in a material impact on the Company’s operations.
Impact On Net Earning (loss)	$ 250,000	$ 143,000